SUBSEQUENT EVENTS (Details) - ADR - Subsequent Event $ in Millions	1 Months Ended
Mar. 31, 2023 USD ($)
SUBSEQUENT EVENTS
Stock repurchase program, authorized amount	$ 150
Stock repurchase program, period in force	12 months